Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559


                      FIRST TRUST EXCHANGE-TRADED FUND IV

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                                  (the "Fund")

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2016

                              DATED APRIL 27, 2016

      Notwithstanding anything to the contrary in the Fund's Prospectus or Statement of Additional Information, John K. Tysseland, Senior Analyst and Principal of Energy Income Partners, LLC ("Energy Income Partners"), will serve as a member of the Fund's portfolio management team beginning on or about May 1, 2016.

      John K. Tysseland is a Senior Analyst and Principal of Energy Income Partners. Prior to joining Energy Income Partners, Mr. Tysseland worked at Citi Research most currently serving as a Managing Director where he covered midstream energy companies and MLPs. From 1998 to 2005, he worked at Raymond James & Associates as a Vice President who covered the oilfield service industry and established the firm's initial coverage of MLPs in 2001. Prior to that, he was an Equity Trader at Momentum Securities from 1997 to 1998 and an Assistant Executive Director at Sumar Enterprises from 1996 to 1997. Mr. Tysseland graduated from The University of Texas at Austin with a BA in economics.

      As of December 31, 2015, John K. Tysseland managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                  OTHER
                           REGISTERED             POOLED
                           INVESTMENT           INVESTMENT             OTHER
                           COMPANIES             VEHICLES            ACCOUNTS
                           NUMBER OF            NUMBER OF            NUMBER OF
                            ACCOUNTS             ACCOUNTS            ACCOUNTS
PORTFOLIO MANAGER          ($ ASSETS)           ($ ASSETS)          ($ ASSETS)


John K. Tysseland             N/A                  N/A                  N/A



          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE